Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of modified and forborne loans (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Amortized costs of financial assets modified during the period	$ 4,469,175	$ 558,063
Net modification	$ 5,008,400	$ 1,343,724